UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4526

Name of Registrant: VANGUARD QUANTITATIVE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)[1]
Consumer Discretionary (10.2%)
Target Corp.	1,178,300	70,851
* Ford Motor Co.	4,056,100	68,102
News Corp. Class A	4,268,600	62,151
Starbucks Corp.	1,832,700	58,885
TJX Cos. Inc.	1,085,300	48,176
VF Corp.	403,100	34,739
Whirlpool Corp.	347,800	30,895
Time Warner Inc.	766,600	24,662
Wyndham Worldwide Corp.	631,400	18,917
Home Depot Inc.	299,900	10,515
* Big Lots Inc.	250,700	7,636
H&R Block Inc.	599,600	7,141
Limited Brands Inc.	192,300	5,909
Gannett Co. Inc.	339,600	5,125
* DIRECTV Class A	123,500	4,931
		458,635
Consumer Staples (9.5%)
Procter & Gamble Co.	1,518,500	97,685
Dr Pepper Snapple Group Inc.	1,597,100	56,154
Philip Morris International Inc.	884,100	51,746
Wal-Mart Stores Inc.	785,200	42,346
Colgate-Palmolive Co.	418,200	33,611
Coca-Cola Enterprises Inc.	1,064,400	26,642
ConAgra Foods Inc.	1,097,600	24,784
Kroger Co.	808,600	18,080
CVS Caremark Corp.	490,000	17,037
Tyson Foods Inc. Class A	949,100	16,343
Hormel Foods Corp.	291,300	14,932
Hershey Co.	295,500	13,933
Costco Wholesale Corp.	98,000	7,077
Coca-Cola Co.	70,000	4,604
Walgreen Co.	94,400	3,678
		428,652
Energy (11.6%)
Chevron Corp.	1,527,800	139,412
ConocoPhillips	1,410,400	96,048
Exxon Mobil Corp.	1,248,936	91,322
Devon Energy Corp.	735,600	57,752
Valero Energy Corp.	1,919,300	44,374
Occidental Petroleum Corp.	349,000	34,237
Helmerich & Payne Inc.	475,600	23,057
Halliburton Co.	307,700	12,563
Marathon Oil Corp.	248,300	9,195
Murphy Oil Corp.	78,500	5,852
National Oilwell Varco Inc.	81,800	5,501
Sunoco Inc.	127,600	5,144
		524,457

Financials (15.4%)
JPMorgan Chase & Co.	2,488,000	105,541
Prudential Financial Inc.	984,100	57,776
PNC Financial Services Group Inc.	892,900	54,217
Goldman Sachs Group Inc.	297,800	50,078
Fifth Third Bancorp	3,366,200	49,416
Host Hotels & Resorts Inc.	2,369,800	42,348
Franklin Resources Inc.	354,100	39,379
Comerica Inc.	859,000	36,284
State Street Corp.	706,800	32,753
Aflac Inc.	525,100	29,631
Moody's Corp.	1,105,100	29,329
MetLife Inc.	657,700	29,228
Travelers Cos. Inc.	474,700	26,446
Bank of America Corp.	1,395,699	18,619
Wells Fargo & Co.	586,400	18,173
* CB Richard Ellis Group Inc. Class A	732,000	14,991
Plum Creek Timber Co. Inc.	316,900	11,868
* Berkshire Hathaway Inc. Class B	145,800	11,680
American Express Co.	238,700	10,245
* Citigroup Inc.	1,627,600	7,699
Unum Group	309,900	7,506
Ameriprise Financial Inc.	125,900	7,246
HCP Inc.	149,600	5,504
		695,957
Health Care (11.9%)
Johnson & Johnson	2,002,000	123,824
Eli Lilly & Co.	1,998,800	70,038
* Amgen Inc.	1,070,100	58,748
Abbott Laboratories	1,127,000	53,994
Bristol-Myers Squibb Co.	1,864,392	49,369
* Zimmer Holdings Inc.	855,800	45,939
Cardinal Health Inc.	1,192,500	45,685
* Humana Inc.	664,700	36,386
* Biogen Idec Inc.	249,200	16,709
CIGNA Corp.	435,900	15,980
* Celgene Corp.	136,200	8,055
* St. Jude Medical Inc.	141,400	6,045
* Express Scripts Inc.	99,800	5,394
		536,166
Industrials (9.6%)
General Electric Co.	4,222,700	77,233
United Parcel Service Inc. Class B	1,004,700	72,921
Textron Inc.	2,005,200	47,403
L-3 Communications Holdings Inc.	607,400	42,816
Southwest Airlines Co.	2,143,500	27,823
3M Co.	316,900	27,348
Raytheon Co.	562,100	26,048
Cummins Inc.	226,900	24,961
General Dynamics Corp.	338,000	23,985
United Technologies Corp.	262,300	20,648
Caterpillar Inc.	218,000	20,418
Norfolk Southern Corp.	155,800	9,787
CSX Corp.	94,500	6,106
Northrop Grumman Corp.	83,700	5,422
		432,919

Information Technology (19.9%)
Microsoft Corp.		4,738,700	132,305
International Business Machines Corp.		828,600	121,605
* Apple Inc.		351,400	113,348
Intel Corp.		4,228,600	88,927
* Google Inc. Class A		135,740	80,625
Corning Inc.		2,943,100	56,861
Computer Sciences Corp.		1,038,900	51,529
* SanDisk Corp.		972,500	48,489
Oracle Corp.		1,191,700	37,300
Harris Corp.		671,900	30,437
* EMC Corp.		1,185,700	27,153
* Lexmark International Inc. Class A		766,100	26,676
Visa Inc. Class A		311,400	21,916
Tellabs Inc.		1,936,700	13,131
* Novellus Systems Inc.		404,300	13,067
* Cisco Systems Inc.		569,000	11,511
* Intuit Inc.		206,300	10,171
Hewlett-Packard Co.		215,300	9,064
*,^ First Solar Inc.		52,300	6,806
			900,921
Materials (4.5%)
Freeport-McMoRan Copper & Gold Inc.		767,000	92,109
PPG Industries Inc.		434,200	36,503
Ball Corp.		317,400	21,599
Newmont Mining Corp.		221,700	13,619
Praxair Inc.		138,400	13,213
EI du Pont de Nemours & Co.		260,100	12,974
Cliffs Natural Resources Inc.		100,800	7,863
* Titanium Metals Corp.		352,900	6,063
			203,943
Telecommunication Services (3.5%)
AT&T Inc.		4,254,100	124,986
Verizon Communications Inc.		905,700	32,406
			157,392
Utilities (2.5%)
DTE Energy Co.		1,044,400	47,332
Constellation Energy Group Inc.		730,300	22,369
Entergy Corp.		233,200	16,518
Wisconsin Energy Corp.		277,100	16,310
American Electric Power Co. Inc.		271,800	9,779
			112,308
Total Common Stocks (Cost $3,784,373)			4,451,350
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.8%)[1]
Money Market Fund (1.8%)
[2,3] Vanguard Market Liquidity Fund (Cost
$83,699)	0.211%	83,699,398	83,699

Total Investments (100.4%) (Cost $3,868,072)			4,535,049
Other Assets and Liabilities-Net (-0.4%)[3,4]			(19,100)
Net Assets (100%)			4,515,949
* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,062,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,213,000 of collateral received for securities on loan.
4 Cash of $7,110,000, has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	186	58,264	1,554

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2010, the cost of investment securities for tax purposes was $3,868,072,000. Net unrealized appreciation of investment securities for tax purposes was $666,977,000, consisting of unrealized gains of $726,076,000 on securities that had risen in value since their purchase and $59,099,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.3%)
* Ford Motor Co.	182,662	3,067
Starbucks Corp.	72,200	2,320
Comcast Corp. Class A	86,891	1,909
Wyndham Worldwide Corp.	62,900	1,885
* AutoZone Inc.	6,600	1,799
TJX Cos. Inc.	39,900	1,771
Limited Brands Inc.	54,000	1,659
Time Warner Cable Inc.	24,762	1,635
* DIRECTV Class A	38,900	1,553
Family Dollar Stores Inc.	30,500	1,516
Time Warner Inc.	37,400	1,203
Ross Stores Inc.	17,900	1,132
* Las Vegas Sands Corp.	22,900	1,052
CBS Corp. Class B	46,400	884
* Tempur-Pedic International Inc.	21,400	857
* Talbots Inc.	99,200	845
Gannett Co. Inc.	49,700	750
* TRW Automotive Holdings Corp.	12,663	667
* Liberty Media Corp. - Interactive	42,300	667
McDonald's Corp.	8,631	663
DR Horton Inc.	55,300	660
* DISH Network Corp. Class A	32,750	644
Autoliv Inc.	8,100	639
VF Corp.	7,400	638
Whirlpool Corp.	6,700	595
Cablevision Systems Corp. Class A	17,500	592
Darden Restaurants Inc.	11,300	525
Advance Auto Parts Inc.	7,900	523
* Dollar Tree Inc.	8,850	496
Comcast Corp. Class A Special Shares	22,000	458
* Warnaco Group Inc.	7,700	424
* Valassis Communications Inc.	11,300	366
Williams-Sonoma Inc.	10,082	360
Polaris Industries Inc.	4,500	351
Polo Ralph Lauren Corp. Class A	3,000	333
Viacom Inc. Class B	8,395	333
Brinker International Inc.	3,900	81
* Liberty Media Corp. - Starz	1,200	80
		35,932
Consumer Staples (8.9%)
Wal-Mart Stores Inc.	76,565	4,129
Procter & Gamble Co.	40,451	2,602
Estee Lauder Cos. Inc. Class A	25,700	2,074
Costco Wholesale Corp.	27,200	1,964
Sara Lee Corp.	99,800	1,748
Coca-Cola Enterprises Inc.	68,400	1,712
General Mills Inc.	47,800	1,701
Hershey Co.	35,600	1,679

Coca-Cola Co.	22,290	1,466
Dr Pepper Snapple Group Inc.	41,400	1,456
Kroger Co.	64,900	1,451
PepsiCo Inc.	14,100	921
* Energizer Holdings Inc.	12,100	882
Philip Morris International Inc.	14,950	875
Hormel Foods Corp.	14,100	723
* Smithfield Foods Inc.	28,100	580
B&G Foods Inc. Class A	39,000	535
Tyson Foods Inc. Class A	25,100	432
Colgate-Palmolive Co.	5,330	428
ConAgra Foods Inc.	11,100	251
Altria Group Inc.	9,800	241
Nu Skin Enterprises Inc. Class A	5,800	176
MGP Ingredients Inc.	12,234	135
* Boston Beer Co. Inc. Class A	1,400	133
Del Monte Foods Co.	4,500	85
		28,379
Energy (11.1%)
Exxon Mobil Corp.	135,320	9,894
Chevron Corp.	65,065	5,937
ConocoPhillips	60,600	4,127
Apache Corp.	23,140	2,759
National Oilwell Varco Inc.	36,800	2,475
Occidental Petroleum Corp.	22,740	2,231
* Newfield Exploration Co.	28,500	2,055
Peabody Energy Corp.	31,900	2,041
Cimarex Energy Co.	15,100	1,337
Schlumberger Ltd.	8,300	693
* Rowan Cos. Inc.	17,300	604
* Oil States International Inc.	5,300	340
Ship Finance International Ltd.	13,100	282
El Paso Corp.	19,700	271
Pioneer Natural Resources Co.	3,100	269
Southern Union Co.	3,700	89
		35,404
Financials (17.0%)
JPMorgan Chase & Co.	129,036	5,474
Wells Fargo & Co.	95,070	2,946
American Express Co.	60,020	2,576
PNC Financial Services Group Inc.	39,400	2,392
Ameriprise Financial Inc.	37,400	2,152
US Bancorp	79,650	2,148
Capital One Financial Corp.	49,100	2,090
Travelers Cos. Inc.	37,500	2,089
Aflac Inc.	34,640	1,955
Assurant Inc.	45,900	1,768
* Berkshire Hathaway Inc. Class B	21,100	1,690
Moody's Corp.	62,700	1,664
Chubb Corp.	25,070	1,495
Franklin Resources Inc.	13,400	1,490
Bank of America Corp.	101,445	1,353
* World Acceptance Corp.	21,956	1,159
Fifth Third Bancorp	76,800	1,127
Progressive Corp.	51,200	1,017
BOK Financial Corp.	18,800	1,004
Public Storage	9,600	974

Vornado Realty Trust	11,100	925
M&T Bank Corp.	10,500	914
Macerich Co.	18,387	871
NYSE Euronext	29,000	869
Plum Creek Timber Co. Inc.	21,000	786
New York Community Bancorp Inc.	41,030	773
Apartment Investment & Management Co.	29,600	765
Taubman Centers Inc.	14,800	747
Nelnet Inc. Class A	29,600	701
American Financial Group Inc.	21,300	688
Regency Centers Corp.	15,900	672
Sun Communities Inc.	17,800	593
* Credit Acceptance Corp.	8,800	552
Torchmark Corp.	8,600	514
Prudential Financial Inc.	8,100	476
* Citigroup Inc.	100,000	473
Bank of Hawaii Corp.	9,600	453
Hospitality Properties Trust	18,500	426
CBL & Associates Properties Inc.	22,900	401
Cash America International Inc.	9,700	358
SL Green Realty Corp.	4,900	331
Goldman Sachs Group Inc.	1,711	288
Pennsylvania Real Estate Investment Trust	16,495	240
Lexington Realty Trust	29,400	234
Endurance Specialty Holdings Ltd.	5,000	230
Rayonier Inc.	4,200	221
Brandywine Realty Trust	18,200	212
Aspen Insurance Holdings Ltd.	4,400	126
Winthrop Realty Trust	8,700	111
National Retail Properties Inc.	4,100	109
First Citizens BancShares Inc. Class A	400	76
Montpelier Re Holdings Ltd.	2,900	58
* Arch Capital Group Ltd.	600	53
Simon Property Group Inc.	509	51
City Holding Co.	1,300	47
Axis Capital Holdings Ltd.	1,300	47
		53,954
Health Care (11.6%)
Johnson & Johnson	74,907	4,633
UnitedHealth Group Inc.	69,275	2,501
Eli Lilly & Co.	64,920	2,275
* Agilent Technologies Inc.	53,300	2,208
* Biogen Idec Inc.	31,900	2,139
* WellPoint Inc.	36,750	2,090
McKesson Corp.	29,000	2,041
AmerisourceBergen Corp. Class A	55,100	1,880
* Humana Inc.	33,200	1,817
Pfizer Inc.	96,864	1,696
* Forest Laboratories Inc.	52,300	1,673
* Cephalon Inc.	26,100	1,611
* Amgen Inc.	26,415	1,450
Bristol-Myers Squibb Co.	50,452	1,336
* Mylan Inc.	62,411	1,319
* Waters Corp.	14,800	1,150
Merck & Co. Inc.	30,183	1,088
CIGNA Corp.	28,100	1,030
Cooper Cos. Inc.	12,700	715

Lincare Holdings Inc.	17,750	476
* Mettler-Toledo International Inc.	2,100	318
Cardinal Health Inc.	7,000	268
* Health Net Inc.	8,800	240
* Health Management Associates Inc. Class A	20,000	191
* Bruker Corp.	9,500	158
* Catalyst Health Solutions Inc.	2,400	112
Abbott Laboratories	1,900	91
* Endo Pharmaceuticals Holdings Inc.	2,500	89
Perrigo Co.	1,200	76
* Par Pharmaceutical Cos. Inc.	1,800	69
* LifePoint Hospitals Inc.	1,800	66
* Community Health Systems Inc.	1,200	45
		36,851
Industrials (11.3%)
Caterpillar Inc.	32,900	3,081
General Electric Co.	159,380	2,915
3M Co.	33,730	2,911
Deere & Co.	29,700	2,467
Cummins Inc.	21,500	2,365
Eaton Corp.	21,800	2,213
Parker Hannifin Corp.	25,000	2,158
Northrop Grumman Corp.	32,630	2,114
Joy Global Inc.	23,700	2,056
United Parcel Service Inc. Class B	27,100	1,967
CSX Corp.	29,637	1,915
Timken Co.	27,100	1,294
* Avis Budget Group Inc.	81,100	1,262
United Technologies Corp.	14,140	1,113
* Delta Air Lines Inc.	78,600	990
Honeywell International Inc.	14,524	772
Rockwell Automation Inc.	10,400	746
Waste Management Inc.	17,500	645
Dover Corp.	10,800	631
RR Donnelley & Sons Co.	27,100	473
* United Continental Holdings Inc.	15,100	360
Pitney Bowes Inc.	14,300	346
Southwest Airlines Co.	25,600	332
Avery Dennison Corp.	6,500	275
* Owens Corning	7,000	218
* EnerSys	3,500	112
* Esterline Technologies Corp.	600	41
* Dollar Thrifty Automotive Group Inc.	660	31
		35,803
Information Technology (18.2%)
* Apple Inc.	25,820	8,329
Microsoft Corp.	235,897	6,586
International Business Machines Corp.	40,842	5,994
Hewlett-Packard Co.	79,599	3,351
* NetApp Inc.	39,600	2,176
* Motorola Inc.	224,700	2,038
* VMware Inc. Class A	22,500	2,001
Altera Corp.	55,900	1,989
* Rovi Corp.	31,600	1,960
* Intuit Inc.	37,900	1,868
* Fiserv Inc.	30,200	1,769
Texas Instruments Inc.	52,870	1,718

* Google Inc. Class A	2,690	1,598
* IAC/InterActiveCorp	55,300	1,587
Intel Corp.	64,790	1,363
* Red Hat Inc.	29,200	1,333
* Teradata Corp.	25,700	1,058
* Dell Inc.	75,000	1,016
* Cisco Systems Inc.	48,150	974
Computer Sciences Corp.	19,500	967
Oracle Corp.	26,948	844
* Silicon Image Inc.	112,800	829
* Vishay Intertechnology Inc.	55,200	810
* SanDisk Corp.	11,600	578
* Novellus Systems Inc.	17,700	572
Opnet Technologies Inc.	21,000	562
* Advanced Micro Devices Inc.	66,500	544
* Lexmark International Inc. Class A	12,800	446
Tellabs Inc.	55,200	374
* Power-One Inc.	36,100	368
* Autodesk Inc.	9,500	363
* TIBCO Software Inc.	16,400	323
* Ancestry.com Inc.	10,900	309
* Fairchild Semiconductor International Inc. Class A	16,900	264
Anixter International Inc.	4,300	257
* Veeco Instruments Inc.	2,800	120
* Teradyne Inc.	8,500	119
* RF Micro Devices Inc.	15,900	117
MAXIMUS Inc.	1,700	112
* Lattice Semiconductor Corp.	13,400	81
* Quest Software Inc.	2,100	58
* Manhattan Associates Inc.	1,500	46
		57,771
Materials (4.1%)
EI du Pont de Nemours & Co.	56,680	2,827
Ashland Inc.	33,700	1,714
Lubrizol Corp.	15,900	1,699
Ball Corp.	22,800	1,551
Newmont Mining Corp.	18,000	1,106
Eastman Chemical Co.	12,100	1,017
International Paper Co.	30,600	834
Domtar Corp.	8,500	645
Celanese Corp. Class A	13,700	564
* Clearwater Paper Corp.	5,200	407
Innophos Holdings Inc.	8,500	307
Rock-Tenn Co. Class A	5,500	297
* Solutia Inc.	4,600	106
Walter Energy Inc.	600	77
		13,151
Telecommunication Services (2.7%)
AT&T Inc.	191,629	5,630
Verizon Communications Inc.	56,857	2,035
* American Tower Corp. Class A	9,200	475
Qwest Communications International Inc.	34,600	263
		8,403
Utilities (3.2%)
Dominion Resources Inc.	48,600	2,076
Exelon Corp.	49,340	2,054
CMS Energy Corp.	91,000	1,693

DTE Energy Co.			34,700	1,573
Entergy Corp.			13,900	985
NiSource Inc.			25,700	453
Oneok Inc.			7,400	410
IDACORP Inc.			10,000	370
Integrys Energy Group Inc.			5,900	286
Northeast Utilities			4,600	147
CenterPoint Energy Inc.			6,700	105
Southwest Gas Corp.			1,700	62
Piedmont Natural Gas Co. Inc.			1,900	53
				10,267
Total Common Stocks (Cost $255,108)				315,915
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.211%		1,693,000	1,693

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.300%	3/21/11	100	100
[3,4] Fannie Mae Discount Notes	0.250%	3/28/11	40	40
[3,4] Fannie Mae Discount Notes	0.240%	3/31/11	50	50
				190
Total Temporary Cash Investments (Cost $1,882)				1,883
Total Investments (100.0%) (Cost $256,990)				317,798
Other Assets and Liabilities-Net (0.0%)				90
Net Assets (100%)				317,888

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $190,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Structured Broad Market Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
S&P 500 Index	March 2011	5	1,566	22
E-mini S&P 500 Index	March 2011	6	376	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

Structured Broad Market Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	315,915	—	—
Temporary Cash Investments	1,693	190	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	317,606	190	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2010, the cost of investment securities for tax purposes was $256,990,000. Net unrealized appreciation of investment securities for tax purposes was $60,808,000, consisting of unrealized gains of $65,230,000 on securities that had risen in value since their purchase and $4,422,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.8%)
* Ford Motor Co.	272,506	4,575
Time Warner Cable Inc.	48,100	3,176
TJX Cos. Inc.	66,216	2,939
Target Corp.	48,600	2,922
CBS Corp. Class B	145,960	2,781
NIKE Inc. Class B	32,000	2,734
Macy's Inc.	105,200	2,662
* AutoZone Inc.	9,660	2,633
Limited Brands Inc.	83,918	2,579
VF Corp.	29,100	2,508
Comcast Corp. Class A Special Shares	111,200	2,314
Comcast Corp. Class A	85,525	1,879
Wyndham Worldwide Corp.	62,640	1,877
Ross Stores Inc.	27,800	1,758
Family Dollar Stores Inc.	31,700	1,576
Starbucks Corp.	39,900	1,282
McDonald's Corp.	13,097	1,005
Darden Restaurants Inc.	20,200	938
Walt Disney Co.	14,829	556
Coach Inc.	9,600	531
Wynn Resorts Ltd.	4,500	467
Viacom Inc. Class B	9,200	364
* priceline.com Inc.	900	360
* Amazon.com Inc.	300	54
		44,470
Consumer Staples (10.0%)
Procter & Gamble Co.	138,194	8,890
Wal-Mart Stores Inc.	114,096	6,153
Philip Morris International Inc.	104,436	6,113
Altria Group Inc.	167,000	4,112
Coca-Cola Co.	48,240	3,173
Kroger Co.	129,400	2,893
Coca-Cola Enterprises Inc.	101,100	2,531
Tyson Foods Inc. Class A	144,040	2,480
Dr Pepper Snapple Group Inc.	69,600	2,447
PepsiCo Inc.	26,792	1,750
Costco Wholesale Corp.	12,500	903
		41,445
Energy (12.2%)
Exxon Mobil Corp.	215,439	15,753
Chevron Corp.	98,356	8,975
ConocoPhillips	88,459	6,024
Occidental Petroleum Corp.	39,951	3,919
Hess Corp.	41,600	3,184
Peabody Energy Corp.	47,282	3,025
El Paso Corp.	194,850	2,681
Sunoco Inc.	63,200	2,548
Marathon Oil Corp.	60,600	2,244

Schlumberger Ltd.	24,925	2,081
Devon Energy Corp.	2,900	228
		50,662
Financials (16.2%)
JPMorgan Chase & Co.	197,729	8,388
Wells Fargo & Co.	227,535	7,051
* Citigroup Inc.	1,119,356	5,295
US Bancorp	157,224	4,240
American Express Co.	87,015	3,735
Travelers Cos. Inc.	58,168	3,240
Capital One Financial Corp.	71,200	3,030
Chubb Corp.	49,643	2,961
Ameriprise Financial Inc.	50,300	2,895
Vornado Realty Trust	34,100	2,842
Franklin Resources Inc.	24,726	2,750
Bank of America Corp.	197,253	2,631
Discover Financial Services	138,400	2,565
Torchmark Corp.	40,500	2,419
KeyCorp	202,400	1,791
ACE Ltd.	27,400	1,706
Apartment Investment & Management Co.	64,500	1,667
Goldman Sachs Group Inc.	9,098	1,530
Fifth Third Bancorp	100,100	1,469
* Berkshire Hathaway Inc. Class B	17,605	1,410
* Berkshire Hathaway Inc. Class A	11	1,325
Aflac Inc.	19,094	1,077
M&T Bank Corp.	5,800	505
Assurant Inc.	11,600	447
		66,969
Health Care (10.9%)
Johnson & Johnson	135,746	8,396
Bristol-Myers Squibb Co.	147,200	3,898
UnitedHealth Group Inc.	104,704	3,781
Eli Lilly & Co.	101,287	3,549
* Agilent Technologies Inc.	71,550	2,964
* Biogen Idec Inc.	43,100	2,890
* WellPoint Inc.	48,584	2,762
Pfizer Inc.	157,219	2,753
AmerisourceBergen Corp. Class A	80,498	2,747
* Humana Inc.	47,700	2,611
Cardinal Health Inc.	60,800	2,329
CIGNA Corp.	63,300	2,321
Merck & Co. Inc.	55,194	1,989
* Forest Laboratories Inc.	40,100	1,282
Abbott Laboratories	12,868	616
* Waters Corp.	2,800	218
		45,106
Industrials (11.5%)
General Electric Co.	515,822	9,434
United Parcel Service Inc. Class B	64,021	4,647
Caterpillar Inc.	47,200	4,421
Deere & Co.	43,200	3,588
Boeing Co.	51,600	3,367
CSX Corp.	49,718	3,212
Cummins Inc.	28,095	3,091
Northrop Grumman Corp.	46,216	2,994
Eaton Corp.	29,000	2,944

Parker Hannifin Corp.	32,400	2,796
Rockwell Automation Inc.	37,000	2,653
Union Pacific Corp.	15,400	1,427
Southwest Airlines Co.	108,200	1,404
United Technologies Corp.	7,736	609
Pitney Bowes Inc.	22,400	542
Avery Dennison Corp.	9,000	381
3M Co.	2,013	174
		47,684
Information Technology (17.9%)
* Apple Inc.	40,042	12,916
Microsoft Corp.	356,541	9,955
International Business Machines Corp.	61,240	8,987
* Google Inc. Class A	11,055	6,566
Hewlett-Packard Co.	83,900	3,532
* Cognizant Technology Solutions Corp. Class A	43,700	3,203
* Motorola Inc.	352,450	3,197
* NetApp Inc.	56,065	3,081
Intel Corp.	144,253	3,034
Broadcom Corp. Class A	67,500	2,940
* Intuit Inc.	57,600	2,840
* JDS Uniphase Corp.	171,800	2,488
* Novellus Systems Inc.	73,400	2,372
* Lexmark International Inc. Class A	66,400	2,312
Oracle Corp.	72,188	2,259
* Cisco Systems Inc.	102,015	2,064
* Teradata Corp.	23,739	977
QUALCOMM Inc.	17,057	844
* Autodesk Inc.	18,000	688
		74,255
Materials (3.8%)
Freeport-McMoRan Copper & Gold Inc.	37,300	4,479
EI du Pont de Nemours & Co.	78,863	3,934
Newmont Mining Corp.	46,000	2,826
PPG Industries Inc.	33,600	2,825
Eastman Chemical Co.	20,400	1,715
		15,779
Telecommunication Services (3.6%)
AT&T Inc.	291,335	8,559
Verizon Communications Inc.	167,696	6,000
Qwest Communications International Inc.	47,000	358
		14,917
Utilities (2.8%)
NiSource Inc.	143,000	2,520
CMS Energy Corp.	129,438	2,407
Integrys Energy Group Inc.	49,200	2,387
Northeast Utilities	71,000	2,263
Dominion Resources Inc.	45,700	1,952
Entergy Corp.	700	50
		11,579
Total Common Stocks (Cost $330,257)		412,866

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.211%		813,819	814

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Federal Home Loan Bank Discount Notes	0.250%	3/18/11	100	100
[3,4] Freddie Mac Discount Notes	0.240%	3/14/11	175	175
				275
Total Temporary Cash Investments (Cost $1,089)				1,089
Total Investments (99.9%) (Cost $331,346)				413,955
Other Assets and Liabilities-Net (0.1%)				237
Net Assets (100%)				414,192

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $275,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Structured Large-Cap Equity Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2011	16	1,002	8
S&P 500 Index	March 2011	1	313	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	412,866	—	—
Temporary Cash Investments	814	275	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	413,678	275	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2010, the cost of investment securities for tax purposes was $331,346,000. Net unrealized appreciation of investment securities for tax purposes was $82,609,000, consisting of unrealized gains of $83,391,000 on securities that had risen in value since their purchase and $782,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Growth Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (15.0%)
McDonald's Corp.	8,664	665
* Ford Motor Co.	36,700	616
Target Corp.	7,820	470
* DIRECTV Class A	10,600	423
Starbucks Corp.	12,600	405
TJX Cos. Inc.	7,150	317
* AutoZone Inc.	1,020	278
* TRW Automotive Holdings Corp.	5,100	269
Ross Stores Inc.	4,200	266
Advance Auto Parts Inc.	4,000	265
Limited Brands Inc.	8,600	264
Family Dollar Stores Inc.	5,100	254
Mattel Inc.	9,500	242
Darden Restaurants Inc.	5,200	241
Williams-Sonoma Inc.	6,700	239
* Las Vegas Sands Corp.	4,700	216
Macy's Inc.	8,500	215
* Amazon.com Inc.	1,040	187
* Panera Bread Co. Class A	1,600	162
Home Depot Inc.	4,300	151
* Dollar Tree Inc.	2,050	115
Coach Inc.	1,800	100
McGraw-Hill Cos. Inc.	2,100	76
Comcast Corp. Class A Special Shares	3,300	69
* Fossil Inc.	800	56
Polo Ralph Lauren Corp. Class A	200	22
* ITT Educational Services Inc.	300	19
Whirlpool Corp.	100	9
		6,611
Consumer Staples (9.2%)
Philip Morris International Inc.	13,869	812
Wal-Mart Stores Inc.	12,157	656
Coca-Cola Co.	6,748	444
Procter & Gamble Co.	4,403	283
Coca-Cola Enterprises Inc.	10,100	253
Sara Lee Corp.	13,300	233
Dr Pepper Snapple Group Inc.	6,200	218
Hershey Co.	4,600	217
Kroger Co.	8,200	183
Kimberly-Clark Corp.	2,900	183
PepsiCo Inc.	2,701	176
Altria Group Inc.	6,269	154
Costco Wholesale Corp.	1,700	123
General Mills Inc.	2,400	85
Estee Lauder Cos. Inc. Class A	100	8
		4,028
Energy (10.7%)
Exxon Mobil Corp.	31,673	2,316

ConocoPhillips	7,100	484
Schlumberger Ltd.	4,900	409
Cimarex Energy Co.	3,200	283
Chevron Corp.	3,100	283
Marathon Oil Corp.	6,900	256
Peabody Energy Corp.	3,900	250
* Whiting Petroleum Corp.	1,700	199
El Paso Corp.	14,400	198
* Oceaneering International Inc.	100	7
		4,685
Financials (5.2%)
American Express Co.	12,227	525
Aflac Inc.	4,869	275
Ameriprise Financial Inc.	4,400	253
Travelers Cos. Inc.	4,200	234
Capital One Financial Corp.	5,000	213
Franklin Resources Inc.	1,900	211
Public Storage	1,500	152
Apartment Investment & Management Co.	4,100	106
Rayonier Inc.	1,800	95
Vornado Realty Trust	1,000	83
* Arch Capital Group Ltd.	900	79
Simon Property Group Inc.	451	45
ACE Ltd.	400	25
Endurance Specialty Holdings Ltd.	200	9
		2,305
Health Care (9.4%)
* Agilent Technologies Inc.	8,200	340
AmerisourceBergen Corp. Class A	8,160	278
McKesson Corp.	3,940	277
Eli Lilly & Co.	7,900	277
Cardinal Health Inc.	7,000	268
Johnson & Johnson	4,212	261
Abbott Laboratories	4,869	233
Cooper Cos. Inc.	3,900	220
* Humana Inc.	3,900	214
* Waters Corp.	2,700	210
CIGNA Corp.	5,600	205
* WellPoint Inc.	3,600	205
Perrigo Co.	3,100	196
* Cephalon Inc.	3,138	194
Bristol-Myers Squibb Co.	7,181	190
Lincare Holdings Inc.	5,900	158
* Community Health Systems Inc.	4,000	150
* Health Management Associates Inc. Class A	10,300	98
Alcon Inc.	460	75
Covidien plc	1,200	55
* Mylan Inc.	2,100	44
		4,148
Industrials (14.0%)
Caterpillar Inc.	6,700	628
3M Co.	6,226	537
General Electric Co.	28,200	516
Emerson Electric Co.	8,746	500
Deere & Co.	5,300	440
United Parcel Service Inc. Class B	5,947	432
Cummins Inc.	3,500	385

Joy Global Inc.	3,400	295
Rockwell Automation Inc.	4,000	287
* Delta Air Lines Inc.	22,300	281
Eaton Corp.	2,700	274
Parker Hannifin Corp.	2,700	233
Honeywell International Inc.	4,380	233
Northrop Grumman Corp.	3,200	207
Southwest Airlines Co.	15,800	205
United Technologies Corp.	2,482	195
RR Donnelley & Sons Co.	8,700	152
* United Continental Holdings Inc.	5,500	131
Waste Connections Inc.	2,550	70
Boeing Co.	1,000	65
PACCAR Inc.	700	40
* Navistar International Corp.	400	23
Avery Dennison Corp.	400	17
Crane Co.	400	17
		6,163
Information Technology (30.6%)
* Apple Inc.	6,712	2,165
International Business Machines Corp.	9,907	1,454
Microsoft Corp.	38,385	1,072
Oracle Corp.	32,496	1,017
* Google Inc. Class A	1,265	751
Intel Corp.	33,520	705
Hewlett-Packard Co.	14,477	609
* Cisco Systems Inc.	26,950	545
Accenture plc Class A	8,400	407
* Cognizant Technology Solutions Corp. Class A	5,100	374
* NetApp Inc.	6,500	357
* SanDisk Corp.	6,600	329
Broadcom Corp. Class A	7,500	327
Altera Corp.	8,600	306
* Intuit Inc.	6,200	306
QUALCOMM Inc.	6,003	297
* Red Hat Inc.	6,200	283
* VMware Inc. Class A	3,100	276
* Fiserv Inc.	4,400	258
* Novellus Systems Inc.	7,900	255
* Teradata Corp.	6,200	255
* Vishay Intertechnology Inc.	16,200	238
* Advanced Micro Devices Inc.	28,200	231
* F5 Networks Inc.	1,500	195
Avago Technologies Ltd.	4,900	139
* Dell Inc.	8,800	119
Harris Corp.	1,800	82
* EMC Corp.	3,000	69
* Rovi Corp.	400	25
Visa Inc. Class A	300	21
		13,467
Materials (5.0%)
EI du Pont de Nemours & Co.	6,400	319
Lubrizol Corp.	2,500	267
Albemarle Corp.	4,500	251
PPG Industries Inc.	2,800	235
Ashland Inc.	4,300	219
Freeport-McMoRan Copper & Gold Inc.	1,800	216

	Walter Energy Inc.			1,600	205
	Newmont Mining Corp.			2,600	160
	Scotts Miracle-Gro Co. Class A			2,400	122
	Ball Corp.			1,200	82
	Sherwin-Williams Co.			800	67
	Celanese Corp. Class A			1,470	60
					2,203
	Telecommunication Services (0.4%)
*	American Tower Corp. Class A			1,800	93
*	MetroPCS Communications Inc.			4,300	54
*	tw telecom inc Class A			800	14
					161
	Utilities (0.2%)
	Integrys Energy Group Inc.			1,400	68

	Total Common Stocks (Cost $33,534)				43,839
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (0.3%)[1]
	Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund	0.211%		102,284	102

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.1%)
	[3,4] Fannie Mae Discount Notes	0.341%	3/1/11	50	50
	Total Temporary Cash Investments (Cost $152)				152
	Total Investments (100.0%) (Cost $33,686)				43,991
	Other Assets and Liabilities-Net (0.0%)				(11)
	Net Assets (100%)				43,980

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Structured Large-Cap Growth Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini S&P 500 Index	March 2011	2	125	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

Structured Large-Cap Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,839	—	—
Temporary Cash Investments	102	50	—
Total	43,941	50	—

D. At December 31, 2010, the cost of investment securities for tax purposes was $33,686,000. Net unrealized appreciation of investment securities for tax purposes was $10,305,000, consisting of unrealized gains of $10,477,000 on securities that had risen in value since their purchase and $172,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Value Fund

Schedule of Investments

As of December 31, 2010

The Fund had no investments as of December 31, 2010

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.